Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member]		Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share and Dollars per share) | (per share)	[1]
Ordinary shares, shares authorized	[1]	324,000,000	324,000,000	324,000,000
Ordinary shares, shares issued	[1]	18,000,000	18,000,000	18,000,000
Ordinary shares, shares outstanding	[1]	18,000,000	18,000,000	18,000,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share and Dollars per share) | (per share)	[1]
Ordinary shares, shares authorized	[1]	36,000,000	36,000,000	36,000,000
Ordinary shares, shares issued	[1]	4,500,000	4,500,000	4,500,000
Ordinary shares, shares outstanding	[1]	4,500,000	4,500,000	4,500,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)